Leases - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost:
Right-of-use assets at beginning	$ 120,651
Disposals during the year:
Right-of-use assets at ending	156,225	$ 120,651
Land and buildings [Member]
Cost:
Right-of-use assets at beginning	91,093
Disposals during the year:
Right-of-use assets at ending	126,898	91,093
Motor vehicles [Member]
Cost:
Right-of-use assets at beginning	29,558
Disposals during the year:
Right-of-use assets at ending	29,327	29,558
Cost [Member]
Cost:
Right-of-use assets at beginning	257,639	229,869
Additions during the year:
New leases	81,848	61,468
Adjustments for indexation	6,777	1,991
Adjustments arising from translating financial statements of foreign operations	(5,259)	(2,925)
Modification of leases	(473)	(3,524)
Acquisition of subsidiaries	314	265
Disposals during the year:
Termination of leases	(24,414)	(29,505)
Right-of-use assets at ending	316,432	257,639
Cost [Member] | Land and buildings [Member]
Cost:
Right-of-use assets at beginning	195,807	179,617
Additions during the year:
New leases	61,449	38,376
Adjustments for indexation	6,181	1,573
Adjustments arising from translating financial statements of foreign operations	(1,226)	(2,111)
Modification of leases	(473)	(3,590)
Acquisition of subsidiaries	314	265
Disposals during the year:
Termination of leases	(11,134)	(18,323)
Right-of-use assets at ending	250,918	195,807
Cost [Member] | Motor vehicles [Member]
Cost:
Right-of-use assets at beginning	61,832	50,252
Additions during the year:
New leases	20,399	23,092
Adjustments for indexation	596	418
Adjustments arising from translating financial statements of foreign operations	(4,033)	(814)
Modification of leases		66
Acquisition of subsidiaries
Disposals during the year:
Termination of leases	(13,280)	(11,182)
Right-of-use assets at ending	65,514	61,832
Accumulated Depreciation [Member]
Cost:
Right-of-use assets at beginning	136,988	113,029
Additions during the year:
Depreciation	48,884	52,054
Adjustments arising from translating financial statements of foreign operations	(4,257)	17
Disposals during the year:
Termination of leases	(21,408)	(28,112)
Right-of-use assets at ending	160,207	136,988
Accumulated Depreciation [Member] | Land and buildings [Member]
Cost:
Right-of-use assets at beginning	104,714	88,429
Additions during the year:
Depreciation	28,663	34,135
Adjustments arising from translating financial statements of foreign operations	(429)	24
Disposals during the year:
Termination of leases	(8,928)	(17,874)
Right-of-use assets at ending	124,020	104,714
Accumulated Depreciation [Member] | Motor vehicles [Member]
Cost:
Right-of-use assets at beginning	32,274	24,600
Additions during the year:
Depreciation	20,221	17,919
Adjustments arising from translating financial statements of foreign operations	(3,828)	(7)
Disposals during the year:
Termination of leases	(12,480)	(10,238)
Right-of-use assets at ending	$ 36,187	$ 32,274